UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 06/30/2009


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               07/14/2009
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:   121657000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     1316    21900 SH       Sole                    21375               525
AFLAC Inc.                     COM              001055102     2670    85871 SH       Sole                    82876              2995
Abbott Labs                    COM              002824100      224     4762 SH       Sole                     4762
CVS Corp Del                   COM              126650100      902    28315 SH       Sole                    26420              1895
Carnival Cruise Lines          COM              143658300      745    28910 SH       Sole                    26575              2335
Cerner Corp                    COM              156782104     3117    50035 SH       Sole                    48005              2030
Chevron Texaco Corp.           COM              166764100     2780    41964 SH       Sole                    40994               970
Citrix Systems                 COM              177376100      820    25700 SH       Sole                    23675              2025
Colgate-Palmolive Co.          COM              194162103      330     4666 SH       Sole                     3646              1020
Consumer Discretionary Select  COM              81369y407      263    11380 SH       Sole                    11140               240
Consumer Staples Select Sector COM              81369Y308      289    12565 SH       Sole                    12155               410
Costco Whsl Group              COM              22160K105      912    19916 SH       Sole                    18740              1176
Danaher Corp Del               COM              235851102      891    14430 SH       Sole                    13430              1000
Dell Inc.                      COM              24702r101      336    24490 SH       Sole                    24490
Dentsply Intl Inc.             COM              249030107     1216    39785 SH       Sole                    39090               695
Devon Energy Corp New          COM              25179M103      372     6825 SH       Sole                     6115               710
Edwards Lifesciences           COM              28176e108      796    11700 SH       Sole                    10670              1030
Equal Weight Health Care - Ryd COM              78355w841      628    13690 SH       Sole                    13405               285
Expeditors International       COM              302130109      273     8180 SH       Sole                     8180
Exxon Mobil                    COM              30231G102     1900    27171 SH       Sole                    26836               335
FPL Group Incorporated         COM              302571104     2001    35185 SH       Sole                    33975              1210
Financial Select Sector - SPDR COM              81369Y605      301    25160 SH       Sole                    24750               410
Goldman Sachs Group            COM              38141G104     1215     8242 SH       Sole                     7596               646
Google Inc.                    COM              38259p508     3301     7829 SH       Sole                     7464               365
IBM                            COM              459200101      203     1941 SH       Sole                     1941
Idexx Laboratories             COM              45168d104     2246    48625 SH       Sole                    46410              2215
JP Morgan Chase & Co.          COM              46625H100     2877    84350 SH       Sole                    80535              3815
Johnson & Johnson              COM              478160104     3206    56449 SH       Sole                    54514              1935
Lowe's Companies Inc.          COM              548661107     1754    90349 SH       Sole                    86094              4255
MSCI Emerging Markets Index Fu COM              464287234     5801   179985 SH       Sole                   176360              3625
MSCI European Monetary Union I COM              464286608     2149    70897 SH       Sole                    63122              7775
Medtronic, Inc.                COM              585055106     1765    50588 SH       Sole                    48783              1805
Microsoft Corp.                COM              594918104     1689    71040 SH       Sole                    69460              1580
Monsanto Corp.                 COM              61166W101     2519    33890 SH       Sole                    32400              1490
Nice Systems Ltd               COM              653656108      610    26430 SH       Sole                    24370              2060
Novartis ADR                   COM              66987V109     1239    30385 SH       Sole                    29760               625
Paychex                        COM              704326107     1390    55150 SH       Sole                    54100              1050
Pepsico Inc.                   COM              713448108     3233    58817 SH       Sole                    56307              2510
Pico Holdings                  COM              693366205      942    32820 SH       Sole                    30790              2030
Procter & Gamble               COM              742718109     2769    54179 SH       Sole                    51789              2390
Progress Energy Inc.           COM              743263105     1063    28100 SH       Sole                    27485               615
Qualcomm                       COM              747525103     4757   105240 SH       Sole                   101195              4045
Quanta Services                COM              74762e102     1658    71700 SH       Sole                    69160              2540
Resmed                         COM              761152107      719    17660 SH       Sole                    15685              1975
Russell Large-Cap Growth - iSh COM              464287614      967    23575 SH       Sole                    22865               710
Russell Large-Cap Value - iSha COM              464287598      409     8586 SH       Sole                     8386               200
Russell Mid-Cap Growth - iShar COM              464287481     3091    84793 SH       Sole                    79803              4990
Russell Mid-Cap Value - iShare COM              464287473     1787    61668 SH       Sole                    59088              2580
Russell Small-Cap Growth - iSh COM              464287648     1966    34684 SH       Sole                    32839              1845
Russell Small-Cap Value - iSha COM              464287630     1326    28506 SH       Sole                    27036              1470
S&P Biotech - SPDR             COM              78464a870     1794    35415 SH       Sole                    33900              1515
S&P Global Energy Sector - iSh COM              464287341     3064    99800 SH       Sole                    95637              4163
S&P Global Technology Index -  COM              464287291      402     8990 SH       Sole                     8890               100
S&P Global Telecom Sector - iS COM              464287275     3464    72826 SH       Sole                    69931              2895
S&P Latin America - iShares    COM              464287390      927    26690 SH       Sole                    24465              2225
S&P NA Technology Software Ind COM              464287515     2100    54530 SH       Sole                    51435              3095
State Street Corp.             COM              857477103     3044    64494 SH       Sole                    61749              2745
Stryker Corp                   COM              863667101      528    13275 SH       Sole                    12460               815
Teva Pharmaceutical Industries COM              881624209     2145    43467 SH       Sole                    41687              1780
Toronto Dominion Bank          COM              891160509     3169    61279 SH       Sole                    59094              2185
UPS                            COM              911312106     1006    20117 SH       Sole                    19637               480
Vanguard European Stock ETF    COM              922042874     3020    74965 SH       Sole                    74345               620
Vanguard Pacific Stock ETF     COM              922042866     2041    44140 SH       Sole                    41945              2195
Vanguard Total Stock Market ET COM              922908769      265     5722 SH       Sole                     5722
Verizon Communications         COM              92343V104     1645    53537 SH       Sole                    52312              1225
WP PLC ADS                     COM              92933h101     2545    76525 SH       Sole                    74435              2090
WalMart                        COM              931142103      764    15778 SH       Sole                    14623              1155
Public Storage                 REL              74460d109     1182    18055 SH       Sole                    17710               345
Realty Income Corp.            REL              756109104     1833    83630 SH       Sole                    81910              1720
Gold Trust - SPDR              OAS              78463v107     3679    40350 SH       Sole                    39265              1085
Ultrashort S&P 500 ProShares   OAS              74347r883     3311    59840 SH       Sole                    58520              1320